CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Share capital [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Treasury shares [Member]	Retained earnings [Member]	Non-controlling interest [Member]
Balance at Dec. 31, 2010	$ 91,111	$ 2,790	$ 64,439	$ (414)	$ (2,018)	$ 23,262	$ 3,052
Balance, shares at Dec. 31, 2010		9,073,043
Net income (loss)	(1,083)					(1,030)	(53)
Foreign currency translation	(819)			(614)			(205)
Adjustment on marketable securities	(11)			(8)			(3)
Share based compensation (income) expense	(37)		(37)
Balance at Dec. 31, 2011	89,161	2,790	64,402	(1,036)	(2,018)	22,232	2,791
Balance, shares at Dec. 31, 2011		9,073,043
Net income (loss)	(1,772)					(1,714)	(58)
Foreign currency translation	209			139			70
Adjustment on marketable securities
Dividend distributed	(2,500)					(2,500)
Purchase of treasury shares	(70)
Purchase of treasury shares, shares					(70)
Share based compensation (income) expense	8		8
Balance at Dec. 31, 2012	85,036	2,790	64,410	(897)	(2,088)	18,018	2,803
Balance, shares at Dec. 31, 2012		9,073,043
Net income (loss)	1,780					2,822	(1,042)
Foreign currency translation	668			468			200
Adjustment on marketable securities
Share based compensation (income) expense	3		3
Exercise of options	43	2	41
Exercise of options, shares	6,666	6,666
Balance at Dec. 31, 2013	$ 87,530	$ 2,792	$ 64,454	$ (429)	$ (2,088)	$ 20,840	$ 1,961
Balance, shares at Dec. 31, 2013		9,079,709